Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year(1)	Summary Comp Table Total for First CEO ($)	Summary Comp Table Total for Second CEO ($)	Comp Actually Paid to First CEO ($)	Comp Actually Paid to Second CEO ($)	Average Summary Comp Table Total for Non-CEO Named Executive Officers ($)	Average Comp Actually Paid to Non-CEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions) ($)	Adjusted Operating Profit(3) (millions) ($)
							Total Shareholder Return ($)	Peer Group(2) Total Shareholder Return ($)
2022	N/A	18,965,201	N/A	13,072,062	6,714,395	5,141,166	162.33	131.11	11,548	13,853
2021	N/A	27,620,893	N/A	43,250,361	10,489,120	19,573,719	193.56	152.83	12,890	13,144
2020	5,842,130	3,772,910	37,662,113	13,337,679	5,454,192	11,181,872	147.28	118.18	1,343	8,718

Named Executive Officers, Footnote [Text Block]	In 2022, Carol Tomé was the CEO and the Non-CEO NEOs were Brian Newman, Nando Cesarone, Kate Gutmann and Bala Subramanian; in 2021, Carol Tomé was the CEO and the Non-CEO NEOs were Brian Newman, Scott Price, Nando Cesarone and Kate Gutmann; and in 2020 the CEOs were David Abney (First CEO) and Carol Tomé (Second CEO), and the Non-CEO NEOs were Brian Newman, Nando Cesarone, Kate Gutmann, Juan Perez and George Willis.
Peer Group Issuers, Footnote [Text Block]	Our peer group is represented by the Dow Jones Transportation Average.
PEO Total Compensation Amount	$ 18,965,201	$ 27,620,893
PEO Actually Paid Compensation Amount	$ 13,072,062	43,250,361
Adjustment To PEO Compensation, Footnote [Text Block]

CEO SCT Total to CAP Reconciliation
Year	Summary Compensation Table Total for CEO ($)	Deductions from SCT Total(1) ($)	Additions to SCT Total(2) ($)	Compensation Actually Paid ($)
2022	18,965,201	16,275,515	10,382,376	13,072,062
2021	27,620,893	24,795,449	40,424,917	43,250,361
2020(3)	3,772,910	2,958,822	12,523,591	13,337,679
	5,842,130	3,192,625	35,012,608	37,662,113
(1)Represents the grant-date fair value of stock awards granted during the year (2022: $15,046,968, 2021: $23,670,426, 2020: Carol Tomé $1,833,812 and David Abney $1,411,585), the grant-date fair value of option awards granted during the year (2022: $1,228,547, 2021: $1,125,023, 2020: Carol Tomé $1,125,010 and David Abney $1,153,237) and the aggregate change in the actuarial present value of accumulated benefits under pension plans (2022: $—, 2021: $—, 2020: Carol Tomé $— and David Abney $627,803).
(2)Represents the service cost for defined benefit pension plans (2022: $—, 2021: $—, 2020: Carol Tomé $— and David Abney $234,743) and the value of equity awards calculated using the required methodology for determining CAP, as further detailed in the table below.

CEO Equity Component of CAP
Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2022	12,805,107	(5,289,424)	—	2,866,693	10,382,376
2021	33,072,440	6,256,043	—	1,096,434	40,424,917
2020(1)	12,523,591	—	—	—	12,523,591
	9,170,268	14,290,966	—	11,316,631	34,777,865

Non-PEO NEO Average Total Compensation Amount	$ 6,714,395	10,489,120	$ 5,454,192
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,141,166	19,573,719	11,181,872
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Other NEOs SCT Total to CAP Reconciliation
Year	Summary Compensation Table Total for Other NEOs ($)	Deductions from SCT Total(1) ($)	Additions to SCT Total(2) ($)	Compensation Actually Paid ($)
2022	6,714,395	5,656,643	4,083,413	5,141,166
2021	10,489,120	8,564,070	17,648,669	19,573,719
2020	5,454,192	3,897,928	9,625,608	11,181,872
(1)Represents the average grant date fair value of stock awards granted during the year (2022: $5,378,818, 2021: $8,200,584, 2020: $3,369,684), the average grant date fair value of option awards granted during the year (2022: $277,825, 2021: $351,349, 2020: $210,297) and the average aggregate change in the actuarial present value of accumulated benefits under pension plans (2022: $—, 2021: $12,137, 2020: $317,948).
(2)Represents the average service cost for defined benefit pension plans (2022: $44,219, 2021: $40,127, 2020: $65,084) and the value of equity awards calculated using the required methodology for determining CAP, as further detailed in the table below.

Average Other NEOs Equity Component of CAP
Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2022	4,841,329	(1,551,105)	—	748,969	4,039,194
2021	12,120,687	2,762,650	—	2,725,205	17,608,542
2020	6,340,480	1,480,751	120,414	1,618,878	9,560,524
•Stock awards issued under the Management Incentive Plan are valued at the NYSE closing price of UPS Class B stock at each applicable date.
•Outstanding stock awards issued under the Long-Term Incentive Plan are valued using a Monte Carlo model at each reporting date with performance outcomes assumed to be at target. Long-Term Incentive Plan awards that vest during the period are valued using actual performance outcomes and the NYSE closing price of UPS Class B stock on the vesting date.
•Option awards are valued using a Black-Scholes option pricing model that reflects the award’s exercise price relative to the NYSE closing price of UPS Class B common stock at each valuation date.
•Stock award valuations include reinvested dividends where applicable.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Tabular List
Adjusted operating profit
Revenue growth
Adjusted return on invested capital
Adjusted earnings per share growth
Adjusted free cash flow

Total Shareholder Return Amount	$ 162.33	193.56	147.28
Peer Group Total Shareholder Return Amount	131.11	152.83	118.18
Net Income (Loss)	$ 11,548,000,000	$ 12,890,000,000	$ 1,343,000,000
Company Selected Measure Amount	13,853,000,000	13,144,000,000	8,718,000,000
PEO Name	Carol Tomé	Carol Tomé
Additional 402(v) Disclosure [Text Block]	Determined by reference to our publicly reported adjusted operating profit for each of 2022, 2021 and 2020.In 2020 the CEOs were Carol Tomé (first row) and David Abney (second row).In 2020 the CEOs were Carol Tomé (first row) and David Abney (second row).
•Stock awards issued under the Management Incentive Plan are valued at the New York Stock Exchange (“NYSE”) closing price of UPS Class B stock at each applicable date.
•Outstanding stock awards issued under the Long-Term Incentive Plan are valued using a Monte Carlo model at each reporting date with performance outcomes assumed to be at target. Long-Term Incentive Plan awards that vest during the period are valued using actual performance outcomes and the NYSE closing price of UPS Class B stock on the vesting date.
•Option awards are valued using a Black-Scholes option pricing model that reflects the award’s exercise price relative to the NYSE closing price of UPS Class B common stock at each valuation date.
•Stock award valuations include reinvested dividends where applicable.

Abney [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 5,842,130
PEO Actually Paid Compensation Amount			$ 37,662,113
PEO Name			David Abney
Tomé [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 3,772,910
PEO Actually Paid Compensation Amount			$ 13,337,679
PEO Name			Carol Tomé
PEO [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 16,275,515	$ 24,795,449
PEO [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,382,376	40,424,917
PEO [Member] | Deductions for Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,046,968	23,670,426
PEO [Member] | Deductions for Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,228,547	1,125,023
PEO [Member] | Deductions for Change in Accumulated Benefits Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Additions for Service Cost for Defined Benefit Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	12,805,107	33,072,440
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(5,289,424)	6,256,043
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,866,693	1,096,434
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 10,382,376	40,424,917
PEO [Member] | Abney [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 3,192,625
PEO [Member] | Abney [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			35,012,608
PEO [Member] | Abney [Member] | Deductions for Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,411,585
PEO [Member] | Abney [Member] | Deductions for Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,153,237
PEO [Member] | Abney [Member] | Deductions for Change in Accumulated Benefits Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			627,803
PEO [Member] | Abney [Member] | Additions for Service Cost for Defined Benefit Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			234,743
PEO [Member] | Abney [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			9,170,268
PEO [Member] | Abney [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			14,290,966
PEO [Member] | Abney [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
PEO [Member] | Abney [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			11,316,631
PEO [Member] | Abney [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			34,777,865
PEO [Member] | Tomé [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,958,822
PEO [Member] | Tomé [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			12,523,591
PEO [Member] | Tomé [Member] | Deductions for Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,833,812
PEO [Member] | Tomé [Member] | Deductions for Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,125,010
PEO [Member] | Tomé [Member] | Deductions for Change in Accumulated Benefits Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Tomé [Member] | Additions for Service Cost for Defined Benefit Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Tomé [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			12,523,591
PEO [Member] | Tomé [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
PEO [Member] | Tomé [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
PEO [Member] | Tomé [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
PEO [Member] | Tomé [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			12,523,591
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating profit
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue growth
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted return on invested capital
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted earnings per share growth
Non-PEO NEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted free cash flow
Non-PEO NEO [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,656,643	8,564,070	3,897,928
Non-PEO NEO [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,083,413	17,648,669	9,625,608
Non-PEO NEO [Member] | Deductions for Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,378,818	8,200,584	3,369,684
Non-PEO NEO [Member] | Deductions for Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	277,825	351,349	210,297
Non-PEO NEO [Member] | Deductions for Change in Accumulated Benefits Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	12,137	317,948
Non-PEO NEO [Member] | Additions for Service Cost for Defined Benefit Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	44,219	40,127	65,084
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	4,841,329	12,120,687	6,340,480
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,551,105)	2,762,650	1,480,751
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	120,414
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	748,969	2,725,205	1,618,878
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,039,194	$ 17,608,542	$ 9,560,524